Note D - Financing Arrangements (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	May. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2015
Bank Line of Credit Maturing August 2015 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate	0.75%
Bank Line of Credit Maturing August 2015 [Member]
Unsecured Debt	$ 18,000,000	$ 0
London Interbank Offered Rate (LIBOR) [Member] | Line of Credit Maturing November 2017 [Member]
Debt Instrument, Basis Spread on Variable Rate		0.75%
London Interbank Offered Rate (LIBOR) [Member] | Line of Credit Maturing May 2016 [Member]
Debt Instrument, Basis Spread on Variable Rate		0.75%
Line of Credit Maturing November 2017 [Member]
Line of Credit Facility, Maximum Borrowing Capacity		$ 20,000,000
Line of Credit Facility, Remaining Borrowing Capacity		19,990,000	$ 20,000,000
Long-term Line of Credit		6,000
Line of Credit Maturing May 2016 [Member]
Line of Credit Facility, Maximum Borrowing Capacity		8,000,000
Line of Credit Facility, Remaining Borrowing Capacity		3,900,000	6,000,000
Letters of Credit Outstanding, Amount		4,100,000	4,000,000
Bank Guarantee [Member]
Line of Credit Facility, Maximum Borrowing Capacity					$ 3,000,000
Line of Credit Facility, Remaining Borrowing Capacity		600,000
Letters of Credit Outstanding, Amount		2,400,000
Line of Credit Facility, Interest Rate at Period End					1.75%
Operating Leases, Rent Expense		1,000,000	1,100,000	$ 1,100,000
Interest Expense, Debt		$ 122,000	$ 134,000	$ 146,000